Basis of Preparation	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Basis of Preparation
(2) Basis of Preparation
(a) Compliance with International Financial Reporting Standards
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (SIC and IFRIC).
(b) Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis, except for certain assets and liabilities separately stated in note 3.
(c) Functional Currency and Presentation Currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated.
(d) Changes in Accounting Policies
IFRS 16 “Leases”
Honda has adopted IFRS 16 “Leases” with a date of initial application of April 1, 2019. Honda used the modified retrospective approach, under which the cumulative effect of initial application was recognized as an adjustment to the opening balance of equity at the date of initial application. Therefore, the comparative information has not been restated and continues to be reported under the previous accounting policy.
Previously, Honda determined at contract inception whether an arrangement was or contained a lease under IAS 17 “Leases” and IFRIC 4 “Determining whether an Arrangement contains a Lease”. Honda assesses whether a contract is or contains a lease under IFRS 16 on or after April 1, 2019. Honda applied the practical expedient to grandfather the assessment of which contract was or contained a lease when applying IFRS 16. Therefore, Honda applied IFRS 16 to all contracts entered into prior to April 1, 2019 and identified as leases under IAS 17 and IFRIC 4.
IFRS 16 introduced a single
on-balance
lease accounting model for lessees. A lessee recognizes a
right-of-use
asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. In addition, expenses related to operating leases change from straight-line lease expenses to depreciation charge for right-of-use
assets and interest expense on lease liabilities. At transition, Honda recognized the lease liabilities for leases previously classified as operating leases under IAS 17, and measured these liabilities at the present value of the remaining lease payments, discounted using Honda’s incremental borrowing rate as of April 1, 2019. The weighted average rate applied was 1.19%. The right-of-use
assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application. In addition, Honda applied the following practical expedients when applying IFRS 16.

•	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics;

•
Adjusted the
right-of-use
assets by the amount of any provision for onerous leases under IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” recognized immediately before the date of initial application as an alternative to performing an impairment review; and

•	Excluded initial direct costs from the measurement of the right-of-use assets at the date of initial application.
In the consolidated statements of financial position, lease liabilities are included in other financial liabilities and right-of-use
assets are included in property, plant and equipment.
Honda recognized additional lease liabilities of ¥272,232 million and total assets, mainly right-of-use
assets were recognized approximately in the same amounts in the consolidated statement of financial position as of April 1, 2019.
The difference between the future minimum lease payments under non-cancelable
operating leases as of March 31, 2019 disclosed in the consolidated financial statements immediately before the date of initial application, and the lease liabilities recognized as of April 1, 2019, is as follows:

Yen(millions)
Future minimum lease payments under non-cancelable operating leases as of March 31, 2019	115,634
Discounted using the incremental borrowing rate as of April 1, 2019	108,147

Add: Finance lease obligations	62,308
Add: Cancelable operating leases	11,612
Add: Extension options reasonably certain to be exercised	152,473

Lease liabilities recognized as of April 1, 2019	334,540

(e) New Accounting Standards and Interpretations Not Yet Adopted
None of new or amended standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by Honda as of March 31, 2020 have a significant effect on the consolidated financial statements.
(f) Use of Estimates and Judgments
The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Due to various responses resulted from the spread of COVID-19 including outing and travel restrictions in various countries, there has been stagnation of consumers’ consumptions and corporate economic activities. As of the date of this report, although it is difficult to reasonably predict the severity and duration of the spread of COVID-19, Honda accounted for estimates using assumptions where corporate economic activities restart and market gradually recovers as the spread of COVID-19 slows down, based upon the information available. In addition, customer credit risk and other factors are
affected by changes in forecast, including increase in unemployment rate and decline in used vehicle prices due to the downturn of economy. Honda incorporated forward-looking factors of future economic conditions including aforementioned factors into estimates of credit risk relating to receivables from financial services and operating leases based on the information available as of the date of this report. As uncertainties in market trend and economic conditions may remain persistent considering duration of the spread of COVID-19 and countermeasures taken by each country and region, actual results in any future periods could differ materially from the estimates
.
Information about judgments that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Scope of subsidiaries, affiliates and joint ventures (notes 3(a) and 3(b))

•	Recognition of intangible assets arising from development (note 3(h))

•	Accounting for contracts including lease (note 3(i))
Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Valuation of financial assets measured at amortized cost and debt securities classified into financial assets measured at fair value through other comprehensive income (notes 6, 7 and 8)

•	Fair value of financial instruments (note 26)

•	Net realizable value of inventories (note 9)

•	Recoverable amount of non-financial assets (notes 11, 12 and 13)

•	Measurement of provisions (note 17)

•	Measurement of net defined benefit liabilities (assets) (note 18)

•	Estimated amounts of variable consideration (note 20)

•	Recoverability of deferred tax assets (note 23)

•	Likelihood and magnitude of outflows of resources embodying economic benefits required to settle contingent liabilities (note 28)